OTHER INCOME (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER INCOME
Gain due to disposal of Property, plant and equipment	$ 79,650	$ 480,401	$ 16,005
Recovery of PIS credit and COFINS			6,744,341
Credit recovery in Brazil	1,856,762
Others	561,108	857,477	1,595,952
Total	$ 2,497,520	$ 1,337,878	$ 8,356,298